UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: July 31, 2021

Item 1. Reports to Stockholders.

(a)

Annual Report

July 31, 2021

US Vegan Climate ETF

Ticker: VEGN

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

US Vegan Climate ETF

US Vegan Climate ETF

Letter to Shareholders

(Unaudited)

Dear Shareholders,

As CEO of Beyond Investing, I would like to express our sincere appreciation for the confidence you have placed in us by investing in the US Vegan Climate ETF (“VEGN” or the “Fund”). The following information pertains to the period from August 1, 2020 through July 31, 2021 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the Beyond Investing US Vegan Climate® Index (“VEGAN” or the “Index”). The Index, developed by Beyond Investing, is a passive, rules-based index of U.S. mainly large cap stocks, screened according to vegan and climate-conscious principles.

Taking the largest 500 stocks in the U.S. market, VEGAN excludes companies engaged in animal exploitation, defense, human rights abuses, fossil fuels extraction and energy production, and other environmentally damaging activities. VEGAN includes mid cap stocks that replace companies in sectors that become underweight through these exclusions.

The Fund had positive performance during the current fiscal period. The market price for VEGN increased 39.71% and the net asset value (“NAV”) increased 39.89%, meanwhile the S&P 500 Index, a broad market index, gained 36.45% over the same period. The Fund’s Index increased by 41.07% over the same period. Meanwhile, outstanding shares ended the period at 1,475,000.

For the current fiscal period, the top five contributors to Fund performance contributed the following amounts:

Nvidia, Inc.	1.98%
Microsoft Corporation	1.59%
Alphabet, Inc. - Class C	1.42%
Tesla, Inc.	1.34%
Alphabet, Inc. - Class A	1.32%

For the current fiscal period, the bottom five contributors to Fund performance detracted by the following amounts:

Splunk, Inc.	-0.20%
Citrix Systems, Inc.	-0.14%
Ring Central, Inc.	-0.13%
MarketAxess Holdings, Inc.	-0.13%
Willis Towers Watson plc	-0.13%

Factors impacting market performance in late 2020, using the S&P 500 Index as a market benchmark, were continuing Federal Reserve support for the Treasury market, keeping yields low, which despite a three week decline of 9.6% in the S&P 500 Index in

US Vegan Climate ETF

Letter to Shareholders

(Unaudited) (Continued)

September 2020, spurred it to new highs at end of year. Growth stocks (companies that investors expect to grow at a faster rate than the overall market) were outperforming value stocks (those believed to be underpriced) by a wide margin.

Fund performance during this period was supported by the strength of tech stocks, and the Fund’s underweight in typical value stock sectors, such as retail, energy and industrials, which underperformed. The addition of Tesla, Inc. to the S&P 500 Index in November 2020 caused a rapid rise in the stock, and gains within VEGN as Tesla was already in the portfolio. Tesla was the highest performing stock in the portfolio in the first half of the fiscal year and as a result become the largest holding in the Fund, a situation which has since been remedied in the June rebalance, due to the Index’s risk spreading algorithm.

In 2021, year-to-date, the market was spurred on by a strong economy, low interest rates and robust earnings growth, again hitting new highs. The Fund benefited again from its high exposure to managed healthcare and its low exposure to consumer discretionary, however its high technology exposure was a detractor. VEGN underperformed the market in the first quarter of 2021, largely due to a pull back in the price of Tesla, which was the Fund’s largest underperformer in the second half of the fiscal year. The Fund has since been performing in line with the market as the fiscal year end drew to a close.

By category of exclusion, all were positive across the entire fiscal year with the standout performers over the year being our avoidance of animal-derived products, animals in sport and entertainment, fossil fuel and companies involved in human rights violations. During the first half of the fiscal year, VEGN benefited from avoiding financing of exclusions, other high carbon emitters and environmentally damaging companies, military and defense, and tobacco. During the second half, the main source of performance was VEGN’s avoidance of companies involved in animal testing.

Thanking you once again for your trust,

Sincerely,

Claire Smith, Chief Executive Officer
Beyond Investing LLC, Adviser to the Fund

US Vegan Climate ETF

Letter to Shareholders

(Unaudited) (Continued)

Must be preceded or accompanied by a prospectus.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. The performance of the Fund may diverge from that of the Index and may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Standard & Poor’s 500 Index (S&P 500® Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. Quotes for the Index can be found under the symbol “SPX” on the Bloomberg Professional service and other financial data providers.

The Beyond Investing US Vegan Climate® Index is a passive rules-based index of primarily U.S. large cap stocks that seeks to avoid investments in companies whose activities directly contribute to animal suffering, destruction of the natural environment and climate change. Quotes for the Index can be found under the symbol “VEGAN” on the Bloomberg Professional service and other financial data providers.

One may not directly invest in an index.

Past performance does not guarantee future results.

The US Vegan Climate ETF is distributed by Quasar Distributors, LLC.

US Vegan Climate ETF

Performance Summary

(Unaudited)

Growth of $10,000

Average Annual Returns July 31, 2021	1 Year	Since Inception (9/09/2019)
US Vegan Climate ETF - NAV	39.89%	29.55%
US Vegan Climate ETF - Market	39.71%	29.53%
Beyond Investing US Vegan Climate® Index	41.07%	30.61%
S&P 500® Index	36.45%	24.94%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 9, 2019 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. Performance current to the most recent month-end can be obtained by calling (1-800-617-0004). Gross expense ratio as of the 11/20/20 prospectus is 0.60%

US Vegan Climate ETF

Portfolio Allocation

As of July 31, 2021 (Unaudited)

Sector	Percentage of Net Assets
Technology(a)	33.7%
Financial	20.5
Communications	17.1
Consumer, Non-Cyclical	13.2
Industrial	7.3
Consumer, Cyclical	7.1
Short-Term Investments	0.6
Energy	0.3
Utilities	0.2
Other Assets in Excess of Liabilities(b)	0.0
100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in the Notes to Financial Statements.

(b)	Represents less than 0.05% of net assets.

US Vegan Climate ETF

Schedule of Investments

July 31, 2021

Shares	Security Description	Value
	COMMON STOCKS — 99.4%
	Communications — 17.1%
533	Alphabet, Inc. - Class A (a)	$1,436,184
523	Alphabet, Inc. - Class C (a)	1,414,412
186	Arista Networks, Inc. (a)	70,752
23,723	AT&T, Inc.	665,430
135	Booking Holdings, Inc. (a)	294,065
462	CDW Corporation	84,708
422	Charter Communications, Inc. - Class A (a)	313,989
12,956	Cisco Systems, Inc.	717,374
31,595	Comcast Corporation - Class A	1,858,734
2,180	eBay, Inc.	148,698
457	Expedia Group, Inc. (a)	73,518
562	GoDaddy, Inc. - Class A (a)	47,124
262	IAC/InterActiveCorporation (a)	35,970
520	Liberty Broadband Corporation - Class C (a)	92,295
3,648	Lumen Technologies, Inc.	45,490
874	Lyft, Inc. - Class A (a)	48,350
840	Match Group, Inc. (a)	133,787
561	Motorola Solutions, Inc.	125,619
405	Okta, Inc. (a)	100,355
712	Omnicom Group, Inc.	51,848
315	Palo Alto Networks, Inc. (a)	125,701
1,804	Pinterest, Inc. - Class A (a)	106,256
369	Roku, Inc. (a)	158,046
3,676	Snap, Inc. - Class A (a)	273,568
1,952	T-Mobile US, Inc. (a)	281,127
1,414	Trade Desk, Inc. - Class A (a)	115,821
2,589	Twitter, Inc. (a)	180,583
4,225	Uber Technologies, Inc. (a)	183,618
328	VeriSign, Inc. (a)	70,969
13,293	Verizon Communications, Inc.	741,483
426	Vimeo, Inc. (a)	19,085
389	Zendesk, Inc. (a)	50,776
542	Zillow Group, Inc. - Class C (a)	57,593
		10,123,328

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
July 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4% (Continued)
	Consumer, Cyclical — 7.1%
216	Advance Auto Parts, Inc.	$45,805
227	AutoNation, Inc. (a)	27,542
72	AutoZone, Inc. (a)	116,897
746	Best Buy Company, Inc.	83,813
541	CarMax, Inc. (a)	72,467
257	Carvana Company (a)	86,753
699	Copart, Inc. (a)	102,753
480	Cummins, Inc.	111,408
1,128	DR Horton, Inc.	107,645
902	DraftKings, Inc. - Class A (a)	43,747
1,906	Fastenal Company	104,392
183	GameStop Corporation - Class A (a)	29,485
478	Genuine Parts Company	60,668
903	Lennar Corporation - Class A	94,950
85	Lithia Motors, Inc.	32,064
479	Live Nation Entertainment, Inc. (a)	37,788
269	National Vision Holdings, Inc. (a)	14,521
12	NVR, Inc. (a)	62,671
228	O’Reilly Automotive, Inc. (a)	137,675
1,134	PACCAR, Inc.	94,111
849	Peloton Interactive, Inc. - Class A (a)	100,224
275	Planet Fitness, Inc. - Class A (a)	20,688
129	Pool Corporation	61,639
851	PulteGroup, Inc.	46,694
3,589	Tesla, Inc. (a)	2,466,361
129	W.W. Grainger, Inc.	57,351
		4,220,112
	Consumer, Non-Cyclical — 13.2%
813	Anthem, Inc.	312,200
1,422	Automatic Data Processing, Inc.	298,094
182	Beyond Meat, Inc. (a)	22,331
1,893	Centene Corporation (a)	129,879
459	Chegg, Inc. (a)	40,681
1,152	Cigna Corporation	264,372

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
July 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4% (Continued)
	Consumer, Non-Cyclical — 13.2% (Continued)
1,291	CoStar Group, Inc. (a)	$114,705
405	Equifax, Inc.	105,543
271	FleetCor Technologies, Inc. (a)	69,978
280	Gartner, Inc. (a)	74,124
975	Global Payments, Inc.	188,575
875	HCA Healthcare, Inc.	217,175
428	Humana, Inc.	182,268
1,226	IHS Markit, Ltd.	143,246
215	Ingredion, Inc.	18,879
623	IQVIA Holdings, Inc. (a)	154,317
123	MarketAxess Holdings, Inc.	58,446
529	McKesson Corporation	107,826
191	Molina Healthcare, Inc. (a)	52,145
538	Moody’s Corporation	202,288
7,684	PayPal Holdings, Inc. (a)	2,117,173
800	S&P Global, Inc.	342,976
1,288	Square, Inc. - Class A (a)	318,471
459	Teladoc Health, Inc. (a)	68,139
632	TransUnion	75,878
239	United Rentals, Inc. (a)	78,762
4,818	UnitedHealth Group, Inc.	1,986,076
535	Verisk Analytics, Inc.	101,618
		7,846,165
	Energy — 0.3%
409	Enphase Energy, Inc. (a)	77,546
311	First Solar, Inc. (a)	26,759
1,660	Plug Power, Inc. (a)	45,285
653	Sunrun, Inc. (a)	34,589
		184,179
	Financial — 20.5%
131	Affiliated Managers Group, Inc.	20,756
2,100	Aflac, Inc.	115,500
974	Allstate Corporation	126,669
1,230	Ally Financial, Inc.	63,173

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
July 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4% (Continued)
	Financial — 20.5% (Continued)
2,011	American Express Company	$342,936
2,868	American International Group, Inc.	135,800
1,476	American Tower Corporation	417,413
386	Ameriprise Financial, Inc.	99,418
735	Aon plc - Class A	191,122
1,299	Arch Capital Group, Ltd. (a)	50,661
642	Arthur J. Gallagher & Company	89,437
462	AvalonBay Communities, Inc.	105,257
2,667	Bank of New York Mellon Corporation	136,897
475	Boston Properties, Inc.	55,755
1,504	Capital One Financial Corporation	243,197
354	Cboe Global Markets, Inc.	41,938
1,073	CBRE Group, Inc. - Class A (a)	103,502
1,295	Chubb, Ltd.	218,518
517	Cincinnati Financial Corporation	60,944
1,407	Citizens Financial Group, Inc.	59,319
1,180	CME Group, Inc.	250,313
1,431	Crown Castle International Corporation	276,312
1,014	Discover Financial Services	126,060
1,242	Duke Realty Corporation	63,193
296	Equinix, Inc.	242,841
1,222	Equity Residential	102,807
215	Essex Property Trust, Inc.	70,541
434	Extra Space Storage, Inc.	75,577
2,357	Fifth Third Bancorp	85,535
581	First Republic Bank	113,307
1,185	Hartford Financial Services Group, Inc.	75,390
3,359	Huntington Bancshares, Inc.	47,295
1,854	Intercontinental Exchange, Inc.	222,165
1,883	Invitation Homes, Inc.	76,600
3,221	KeyCorp	63,325
1,841	KKR & Company, Inc.	117,382
425	M&T Bank Corporation	56,886
45	Markel Corporation (a)	54,278

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
July 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4% (Continued)
	Financial — 20.5% (Continued)
1,677	Marsh & McLennan Companies, Inc.	$246,888
5,348	Mastercard, Inc. - Class A	2,064,007
1,908	Medical Properties Trust, Inc.	40,125
2,274	MetLife, Inc.	131,210
377	Mid-America Apartment Communities, Inc.	72,799
381	Nasdaq, Inc.	71,144
1,405	PNC Financial Services Group, Inc.	256,286
1,941	Progressive Corporation	184,706
2,450	Prologis, Inc.	313,698
1,313	Prudential Financial, Inc.	131,668
493	Public Storage	154,053
410	Raymond James Financial, Inc.	53,087
1,241	Realty Income Corporation	87,230
3,184	Regions Financial Corporation	61,292
359	SBA Communications Corporation	122,415
1,086	Simon Property Group, Inc.	137,401
364	Sun Communities, Inc.	71,384
179	SVB Financial Group (a)	98,443
1,861	Synchrony Financial	87,504
833	Travelers Companies, Inc.	124,050
4,454	Truist Financial Corporation	242,431
1,003	UDR, Inc.	55,155
1,242	Ventas, Inc.	74,247
9,014	Visa, Inc. - Class A	2,220,959
1,387	Welltower, Inc.	120,475
425	Willis Towers Watson plc	87,584
580	WP Carey, Inc.	46,800
		12,155,060
	Industrial — 7.3%
677	Builders FirstSource, Inc. (a)	30,127
2,893	Carrier Global Corporation	159,838
432	CH Robinson Worldwide, Inc.	38,521
567	Cognex Corporation	51,262
440	Crown Holdings, Inc.	43,894

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
July 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4% (Continued)
	Industrial — 7.3% (Continued)
7,528	CSX Corporation	$243,305
934	Deere & Company	337,725
476	Dover Corporation	79,549
1,323	Eaton Corporation plc	209,100
480	Energizer Holdings, Inc.	20,568
558	Expeditors International of Washington, Inc.	71,564
815	FedEx Corporation	228,159
458	Fortune Brands Home & Security, Inc.	44,641
937	Graphic Packaging Holding Company	17,962
251	IDEX Corporation	56,899
2,391	Johnson Controls International plc	170,765
300	Kansas City Southern	80,340
615	Keysight Technologies, Inc. (a)	101,198
76	Mettler-Toledo International, Inc. (a)	112,002
834	Norfolk Southern Corporation	215,030
345	Old Dominion Freight Line, Inc.	92,857
1,430	Otis Worldwide Corporation	128,057
342	Owens Corning	32,887
311	Packaging Corporation of America	44,007
427	Parker-Hannifin Corporation	133,237
385	Rockwell Automation, Inc.	118,357
143	Simpson Manufacturing Company, Inc.	16,085
534	Stanley Black & Decker, Inc.	105,225
789	Trane Technologies plc	160,648
383	Trex Company, Inc. (a)	37,189
833	Trimble, Inc. (a)	71,222
2,214	Union Pacific Corporation	484,335
2,400	United Parcel Service, Inc. - Class B	459,264
205	Waters Corporation (a)	79,911
592	Westinghouse Air Brake Technologies Corporation	50,243
		4,325,973

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
July 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4% (Continued)
	Technology — 33.7% (b)
2,113	Accenture plc - Class A	$671,258
2,553	Activision Blizzard, Inc.	213,482
1,586	Adobe, Inc. (a)	985,905
4,024	Advanced Micro Devices, Inc. (a)	427,309
533	Akamai Technologies, Inc. (a)	63,917
285	ANSYS, Inc. (a)	105,011
3,035	Applied Materials, Inc.	424,688
729	Autodesk, Inc. (a)	234,104
1,307	Broadcom, Inc.	634,418
382	Broadridge Financial Solutions, Inc.	66,273
916	Cadence Design Systems, Inc. (a)	135,247
443	Ceridian HCM Holding, Inc. (a)	43,591
1,005	Cerner Corporation	80,792
408	Citrix Systems, Inc.	41,106
727	Cloudflare, Inc. - Class A (a)	86,244
1,754	Cognizant Technology Solutions Corporation - Class A	128,972
242	Coupa Software, Inc. (a)	52,514
633	Crowdstrike Holdings, Inc. - Class A (a)	160,535
688	Datadog, Inc. - Class A (a)	76,162
857	Dell Technologies, Inc. - Class C (a)	82,803
625	DocuSign, Inc. (a)	186,275
953	Electronic Arts, Inc.	137,194
446	Entegris, Inc.	53,806
181	EPAM Systems, Inc. (a)	101,324
94	Fair Isaac Corporation (a)	49,248
2,065	Fidelity National Information Services, Inc.	307,788
1,921	Fiserv, Inc. (a)	221,126
461	Fortinet, Inc. (a)	125,503
145	HubSpot, Inc. (a)	86,423
13,554	Intel Corporation	728,121
2,971	International Business Machines Corporation	418,792
886	Intuit, Inc.	469,554
251	Jack Henry & Associates, Inc.	43,697
509	KLA Corporation	177,214

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
July 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4% (Continued)
	Technology — 33.7% (b) (Continued)
474	Lam Research Corporation	$302,132
2,648	Marvell Technology, Inc.	160,231
886	Maxim Integrated Products, Inc.	88,520
877	Microchip Technology, Inc.	125,516
3,727	Micron Technology, Inc. (a)	289,141
9,938	Microsoft Corporation	2,831,436
188	MongoDB, Inc. (a)	67,477
142	Monolithic Power Systems, Inc.	63,795
266	MSCI, Inc.	158,525
738	NetApp, Inc.	58,737
939	Nuance Communications, Inc. (a)	51,551
13,858	NVIDIA Corporation	2,702,171
1,373	ON Semiconductor Corporation (a)	53,629
5,788	Oracle Corporation	504,366
5,123	Palantir Technologies, Inc. - Class A (a)	111,220
1,071	Paychex, Inc.	121,901
167	Paycom Software, Inc. (a)	66,800
349	PTC, Inc. (a)	47,272
374	Qorvo, Inc. (a)	70,907
3,778	QUALCOMM, Inc.	565,944
263	RingCentral, Inc. - Class A (a)	70,292
755	ROBLOX Corporation - Class A (a)	58,120
3,082	salesforce.com, Inc. (a)	745,628
687	Seagate Technology Holdings plc	60,387
655	ServiceNow, Inc. (a)	385,068
547	Skyworks Solutions, Inc.	100,927
821	Snowflake, Inc. - Class A (a)	218,156
541	Splunk, Inc. (a)	76,811
734	SS&C Technologies Holdings, Inc.	57,538
503	Synopsys, Inc. (a)	144,859
377	Take-Two Interactive Software, Inc. (a)	65,379
552	Teradyne, Inc.	70,104
3,069	Texas Instruments, Inc.	585,013
522	Twilio, Inc. - Class A (a)	195,014

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
July 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4% (Continued)
	Technology — 33.7% (b) (Continued)
133	Tyler Technologies, Inc. (a)	$65,521
469	Unity Software, Inc. (a)	50,239
454	Veeva Systems, Inc. - Class A (a)	151,050
264	VMware, Inc. - Class A (a)	40,587
991	Western Digital Corporation (a)	64,346
604	Workday, Inc. - Class A (a)	141,578
175	Zebra Technologies Corporation - Class A (a)	96,684
656	Zoom Video Communications, Inc. - Class A (a)	248,034
256	Zscaler, Inc. (a)	60,393
		20,013,395
	Utilities — 0.2%
260	American States Water Company	22,963
602	American Water Works Company, Inc.	102,407
		125,370
	TOTAL COMMON STOCKS (Cost $45,074,330)	58,993,582

	SHORT-TERM INVESTMENTS — 0.6%
360,167	First American Government Obligations Fund, Class X — 0.03% (c)	360,167
	TOTAL SHORT-TERM INVESTMENTS (Cost $360,167)	360,167
	TOTAL INVESTMENTS (Cost $45,434,497) — 100.0%	59,353,749
	Other Assets in Excess of Liabilities — 0.0% (d)	7,618
	NET ASSETS — 100.0%	$59,361,367

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in the Notes to Financial Statements.

(c)	Rate shown is the annualized seven-day yield as of July 31, 2021.
(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Statement of Assets and Liabilities

July 31, 2021

ASSETS
Investments in securities, at value (Cost $45,434,497)	$59,353,749
Dividends and interest receivable	37,183
Total assets	59,390,932

LIABILITIES
Management fees payable	29,565
Total liabilities	29,565
NET ASSETS	$59,361,367

Nets Assets Consist of:
Paid-in capital	$45,681,801
Total distributable earnings (accumulated deficit)	13,679,566
Net assets	$59,361,367

Net Asset Value:
Net assets	$59,361,367
Shares outstanding^	1,475,000
Net asset value, offering and redemption price per share	$40.24

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Statement of Operations

For the Year Ended July 31, 2021

INCOME
Dividends	$466,631
Interest	67
Total investment income	466,698

EXPENSES
Management fees	237,749
Total expenses	237,749

Net investment income (loss)	228,949

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	1,035,166
Change in unrealized appreciation (depreciation) on investments	11,563,315
Net realized and unrealized gain (loss) on investments	12,598,481
Net increase (decrease) in net assets resulting from operations	$12,827,430

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Statements of Changes in Net Assets

	Year Ended July 31, 2021	Period Ended July 31, 2020 (1)
OPERATIONS
Net investment income (loss)	$228,949	$151,674
Net realized gain (loss) on investments	1,035,166	(171,944)
Change in unrealized appreciation (depreciation) on investments	11,563,315	2,355,937
Net increase (decrease) in net assets resulting from operations	12,827,430	2,335,667

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(223,463)	(126,482)
Total distributions to shareholders	(223,463)	(126,482)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	27,903,765	20,214,970
Payments for shares redeemed	(3,570,520)	—
Net increase (decrease) in net assets derived from capital share transactions (a)	24,333,245	20,214,970
Net increase (decrease) in net assets	$36,937,212	$22,424,155

NET ASSETS
Beginning of year/period	$22,424,155	$—
End of year/period	$59,361,367	$22,424,155

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	800,000	775,000
Redemptions	(100,000)	—
Net increase (decrease)	700,000	775,000

(1)	Fund commenced operations on September 9, 2019. The information presented is for the period from September 9, 2019, to July 31, 2020.

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Financial Highlights

For a capital share outstanding throughout the year/period

	Year Ended July 31, 2021	Period Ended July 31, 2020 (1)
Net asset value, beginning of year/period	$28.93	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.20	0.27
Net realized and unrealized gain (loss) on investments (6)	11.31	3.87
Total income (loss) from investment operations	11.51	4.14

DISTRIBUTIONS TO SHAREHOLDERS:
Distribution from:
Net investment income	(0.20)	(0.21)
Total distributions	(0.20)	(0.21)

Net asset value, end of year/period	$40.24	$28.93

Total return	39.89%	16.71	%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$59,361	$22,424

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.60%	0.60	%(4)
Net investment income (loss) to average net assets	0.58%	1.16	%(4)
Portfolio turnover rate (5)	22%	18	%(3)

(1)	Commencement of operations on September 9, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Notes to Financial Statements
July 31, 2021

NOTE 1 – ORGANIZATION

US Vegan Climate ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Beyond Investing US Vegan Climate® Index (the “Index”). The Fund commenced operations on September 9, 2019.

The end of the reporting period for the Fund is July 31, 2021, and the period covered by these Notes to Financial Statements is the fiscal year ended July 31, 2021 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® Exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2021 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2021 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$58,993,582	$—	$—	$58,993,582
Short-Term Investments	360,167	—	—	360,167
Total Investments in Securities	$59,353,749	$—	$—	$59,353,749

^	See Schedule of Investments for breakout of investments by sector.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2021 (Continued)

income and expense are recorded on the ex-dividend date. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis.

Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid quarterly by the Fund. Distributions to shareholders of net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2021 (Continued)

The permanent differences primarily relate to redemptions in-kind. For the current fiscal period, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(1,133,586)	$1,133,586

During the current fiscal period, the Fund realized $1,133,586 of net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Beyond Investing LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2021 (Continued)

fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.60% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $10,141,215 and $8,597,415, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $25,736,159 and $3,151,389, respectively.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at July 31, 2021 were as follows:

Tax cost of investments	$45,540,007
Gross tax unrealized appreciation	$14,414,264
Gross tax unrealized depreciation	(600,522)
Net tax unrealized appreciation (depreciation)	13,813,742
Undistributed ordinary income	30,678
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(164,854)
Distributable earnings (accumulated deficit)	$13,679,566

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2021 (Continued)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended July 31, 2021, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.

As of July 31, 2021, the Fund had a short-term capital loss carryforward of $164,854. This amount does not have an expiration date.

The tax character of distributions paid by the Fund during the fiscal periods ended July 31, 2021 and July 31, 2020, was as follows:

	Year Ended July 31, 2021	Period Ended July 31, 2020
Ordinary Income	$223,463	$126,482

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2021 (Continued)

of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

Concentration Risk. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy, and the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries or sectors.

Covid-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

US Vegan Climate ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of US Vegan Climate ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of US Vegan Climate ETF (the “Fund”), a series of ETF Series Solutions, as of July 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2021, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
September 28, 2021

US Vegan Climate ETF

Trustees and Officers

(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	51	Independent Trustee, Managed Portfolio Series (33 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	51	Independent Trustee, Managed Portfolio Series (33 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	51	Independent Trustee, PPM Funds (3 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	51	None

US Vegan Climate ETF

Trustees and Officers

(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Michael D. Barolsky Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
Elizabeth B. Scalf Born: 1985	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2021	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2017); Vice President and Assistant CCO, Heartland Advisors, Inc. (2016 -2017); Vice President and CCO, Heartland Group, Inc. (2016).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018, 2014-2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2016–2020).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Isabella K. Zoller Born: 1994	Assistant Secretary	Indefinite term; since 2020

Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021), Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019), Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018-2019) and Law Student (2016-2019).

US Vegan Climate ETF

Trustees and Officers

(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Cynthia L. Andrae Born: 1971	Deputy Chief Compliance Officer	Indefinite term; Since 2021	Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.veganetf.com.

US Vegan Climate ETF

Expense Example

For the Six-Months Ended July 31, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the following Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

US Vegan Climate ETF

Expense Example

For the Six-Months Ended July 31, 2021 (Unaudited) (Continued)

	Beginning Account Value February 1, 2021	Ending Account Value July 31, 2021	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,180.80	$3.24
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.82	$3.01

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

US Vegan Climate ETF

Approval of Advisory Agreement & Board Consideration

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held July 21-22, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between Beyond Investing LLC (the “Adviser”) and the Trust, on behalf of the US Vegan Climate ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which any economies of scale realized by the Adviser in connection with its services to the Fund are shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Fund, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreement. Additionally, a representative from the Adviser provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Advisory Agreement in light of this information.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had received a copy of the Adviser’s registration form, as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.

US Vegan Climate ETF

Approval of Advisory Agreement & Board Consideration

(Unaudited) (Continued)

The Board also considered other services currently provided by the Adviser to the Fund, such as monitoring adherence to the Fund’s investment restrictions, sub-adviser oversight, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieved its investment objective as a passively managed fund. The Board noted that the parent company of the Adviser was the Fund’s index provider and considered that the Adviser may have certain conflicts of interest with respect to its management of the index. The Board noted that the Adviser had adopted policies and procedures to mitigate such conflicts and had retained a sub-adviser to manage the Fund’s portfolio on a day-to-day basis. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that information regarding the Fund’s performance for various time periods had been included in the Materials. The Board considered the Fund’s past investment performance, including for periods ended March 31, 2021. The Board noted that, for the one-year and since inception periods, the Fund underperformed its underlying index before fees and expenses, but outperformed its benchmark index, the S&P 500. The Board further noted that, for the one-year period ended March 31, 2021, the Fund outperformed the median for funds in the universe of equity ETFs with “ESG” in their name as reported by Morningstar (collectively, the “Category Peer Group”).

The Board also considered the Fund’s performance relative to its competitors identified by the Adviser that are large-cap ETFs that have a fossil-free strategy with additional criteria related to animals within their screening policies (the “Selected Peer Group”). The Board noted that the Selected Peer Group reflected a wide range of returns for the one-year period ended March 31, 2021, and the Fund’s performance was at the upper-end of the range of such returns.

Cost of Services Provided and Economies of Scale. The Board then reviewed the Fund’s expense ratio, the full amount of which was the “unified fee” described below, and compared the Fund’s expense ratio to its Category Peer Group and Selected Peer Group. The Board noted that the expense ratio for the Fund was the highest of the funds in the Category Peer Group, but within the range of net expense ratios of the funds in the Selected Peer Group. The board further noted that, because the funds in the Category Peer Group and Selected Peer Group did not include any funds screened based on vegan principles and the Selected Peer Group included a mix of ETFs and mutual funds, the peer groups may not allow for an apt comparison by which to judge the Fund’s expense ratio.

US Vegan Climate ETF

Approval of Advisory Agreement & Board Consideration

(Unaudited) (Continued)

The Board took into consideration that the Adviser would continue to charge a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account analyses of the Adviser’s profitability with respect to the Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted that, should the Adviser realize economies of scale in the future, the amount and structure of the Fund’s unitary fee might result in a sharing of those economies with Fund shareholders. The Board noted its intention to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

US Vegan Climate ETF

Approval of Sub-Advisory Agreement & Board Consideration

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held April 20-21, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Sub-Advisory Agreement (the “Agreement”) between the Trust, on behalf of US Vegan Climate ETF (the “Fund”), Beyond Investing LLC (the “Adviser”), and Penserra Capital Management, LLC (the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Sub-Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to the Fund; (iv) the extent to which any economies of scale realized by the Sub-Adviser in connection with its services to the Fund are shared with the Fund shareholders; and (v) other factors the Board deemed to be relevant.

The Board also considered that the Sub-Adviser, along with other service providers of the Fund, presented written information to help the Board evaluate the Sub-Adviser’s fees and other aspects of the Agreement. Additionally, a representative from the Sub-Adviser provided an oral overview of the services provided to the Fund by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information.

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services to be provided to the Fund under the Agreement, noting the Sub-Adviser would continue to provide investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered reports of the Trust’s Chief Compliance Officer with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to other ETFs, including other series of the Trust. The Board also considered the Sub-Adviser’s resources and capacity with respect

US Vegan Climate ETF

Approval of Sub-Advisory Agreement & Board Consideration

(Unaudited) (Continued)

to portfolio management, compliance, and operations given the number of funds for which it provides sub-advisory services. The Board further considered information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on the Sub-Adviser’s operations.

Historical Performance. The Board noted that information regarding the Fund’s performance for various time periods had been included in the Materials. The Board considered the Fund’s past investment performance, including for periods ended December 31, 2020. Because the Fund is designed to track the performance of an index, the Board considered the extent to which the Fund tracked its index before fees and expenses. The Board noted that the Fund underperformed its underlying index before fees and expenses for the one-year and since inception periods. The Board considered that the Sub-Adviser attributed such underperformance to the Fund’s uninvested assets, which can result in minor differences between the holdings of the Fund and those of its underlying index.

Costs of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fee reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other funds managed by the Sub-Adviser. The Board also took into account analyses of the Sub-Adviser’s profitability with respect to the Fund.

The Board expressed the view that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further noted that because the Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than Fund shareholders. Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

US Vegan Climate ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

US Vegan Climate ETF

Federal Tax Information

(Unaudited)

For the fiscal period ended July 31, 2021, certain dividends paid by the Fund may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year ended July 31, 2021 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Fund’s website at www.veganetf.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.veganetf.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.veganetf.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

US Vegan Climate ETF

Frequency Distribution of Premiums and Discounts

(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.veganetf.com.

(This Page Intentionally Left Blank.)

Adviser
Beyond Investing LLC
14391 Spring Hill Drive, Suite 301
Spring Hill, Florida 34609

Sub-Adviser
Penserra Capital Management LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Index Provider
Beyond Advisors IC
Digital Hub Jersey, Block 3, Ground Floor Grenvile Street
St. Helier, Jersey JE2 4UF

Distributor
Quasar Distributors, LLC
111 East Kilbourne Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

US Vegan Climate ETF
Symbol – VEGN
CUSIP – 26922A297

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 7/31/2021	FYE 7/31/2020
Audit Fees	$14,000	$14,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,500	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 7/31/2021	FYE 7/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 7/31/2021	FYE 7/31/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Janet D. Olsen and Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	10/6/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	10/6/2021

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	10/6/2021